Annual Total Returns - FidelityMidCapGrowthMidCapValueSmallCapGrowthSmallCapValueIndexFunds-ComboPRO - FidelityMidCapGrowthMidCapValueSmallCapGrowthSmallCapValueIndexFunds-ComboPRO - Fidelity Small Cap Value Index Fund
Aug. 29, 2023
Bar Chart Table:
Annual Return, Inception Date	Jul. 11, 2019
Fidelity Small Cap Value Index Fund
Bar Chart Table:
Annual Return 2020	4.48%
Annual Return 2021	28.14%
Annual Return 2022	(14.43%)